RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
28.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at January 1, 2023	23,24	59,826	13,943
Cash-flows:
Principal amount loaned – term loan		5,000	-
Loan origination costs paid		(194)	-
Interest paid for senior secured term loan		(7,314)	-
Interest paid for convertible note		(300)	-
Interest paid for exchangeable notes		(8)	-
Repayment of term loan		(10,050)
Repayment of leases		-	(2,318)
Penalty paid for early settlement of term loan		(905)	-

Non-cash:			-
Interest charged		7,622	-
Penalty for early settlement charged		905	-
Derivative financial asset at date of issue	23	11	-
Disposals (related to Right of Use assets)		-	(106)
Additions (related to Right of Use assets)		-	112
Exchange adjustment		-	311
Accretion interest		1,927	624
Fair value of derivative liability - warrants		(1,133)	-

Balance at December 31, 2023	23,24	55,387	12,566

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at January 1, 2022	23,24	83,343	15,845
Cash-flows:
Principal amount loaned – term loan		81,250	-
Principal amount loaned – convertible note		20,000	-
Loan origination costs paid		(3,591)	-
Interest paid for term loan		(6,424)	-
Interest paid for convertible note		(199)	-
Interest paid for exchangeable notes		(1,293)	-
Repayment of exchangeable notes		(86,730)	-
Repayment of term loan		(34,500)	-
Repayment of CEBA loan		(23)	(2,761)
Penalty paid for early settlement of term loan		(3,450)	-

Non-cash:
Interest charged		7,914	-
Penalty for early settlement charged		3,450	-
Shares issued as consideration for purchase of Exchangeable Notes		(6,133)	-
Equity component of convertible note at date of issue		(6,709)	-
Derivative financial asset at date of issue		202	-
Loss on disposal of Exchangeable Notes		9,678	-
Additions (related to Right of Use assets)		-	830
Exchange adjustment		-	(628)
Loan forgiven		(7)	-
Accretion interest		3,351	657
Fair value of derivative liability - warrants		(303)	-

Balance at December 31, 2022	23,24	59,826	13,943